Noncontrolling Interest (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 18, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Net loss attributable to noncontrolling interest		$ (110,919)	$ (146,720)	$ (104,600)	$ (121,820)	$ (257,639)	$ (226,420)	$ (488,504)	$ (247,296)
Noncontrolling interest		$ 999,736				$ 999,736		$ 1,273,088	$ 660,221
Webull Indonesia [Member]
Temporary Equity [Line Items]
Acquired percentage	80.10%	80.10%				80.10%		80.10%	80.10%
Equity interest fair value	$ 3,663,788
Voting interest percentage	80.10%							80.10%
Noncontrolling interest, fair value	$ 910,230
Noncontrolling interest		$ 999,736				$ 999,736		$ 1,273,088
Webull Indonesia [Member]
Temporary Equity [Line Items]
Ownership percentage	19.90%							19.90%